UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1.          Schedule of Investments

The registrant's schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Innovation Shares
NextGen Protocol ETF
Schedule of Investments
August 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Canada — 2.7%
Bank of Montreal	1,800	$147,664
Sun Life Financial	1,692	67,306
		214,970
China — 0.0%
Xunlei ADR*	192	1,828

Denmark — 1.2%
AP Moller - Maersk, Cl B	60	92,815

Finland — 0.8%
Fortum	2,496	63,309

France — 4.7%
BNP Paribas	3,504	206,209
Engie	6,816	100,161
Renault	816	70,446
		376,816
Germany — 4.3%
SAP	2,844	342,876

Hong Kong — 1.3%
Hong Kong Exchanges & Clearing	3,500	99,619

India — 1.6%
Infosys ADR	6,132	127,361

Japan — 0.6%
GMO internet	300	5,205
HIS	300	9,875
SBI Holdings	600	16,585
Tokyo Electric Power Holdings*	4,200	19,469
		51,134
South Korea — 0.6%
Samsung SDS	216	47,056
Vidente*	72	792
		47,848
Taiwan — 6.5%
Hon Hai Precision Industry	48,000	125,802
Taiwan Semiconductor Manufacturing ADR	9,072	395,539
		521,341
United Kingdom — 3.8%
BP	42,996	305,853

United States — 71.5%
Consumer Discretionary—4.8%
Amazon.com*	192	386,440
Overstock.com*	84	2,453
		388,893
Financials— 8.6%
American Express	2,412	255,624
CME Group, Cl A	948	165,644
GAIN Capital Holdings	120	884
Goldman Sachs Group	1,104	262,542
		684,694
Industrials— 2.3%
FedEx	744	181,499
Information Technology—55.8%
Accenture, Cl A	1,812	306,355
Advanced Micro Devices*	2,712	68,261
Broadridge Financial Solutions	324	43,785
Check Point Software Technologies*	444	51,588
Cisco Systems	7,800	372,606
Intel	6,540	316,732
International Business Machines	2,352	344,521
Intuit	720	158,018
Mastercard, Cl A	1,668	359,554
Micron Technology*	3,252	170,795
Microsoft	3,336	374,733
MoneyGram International*	144	938
NVIDIA	1,368	383,970
Oracle	7,296	354,440
PayPal Holdings*	3,336	308,013
salesforce.com*	2,088	318,796
Square, Cl A*	1,128	99,986
Visa, Cl A	2,484	364,875
Xilinx	708	55,104
		4,453,070
		5,708,156

Total Common Stock (Cost $7,424,973)		7,953,926

CASH EQUIVALENT — 0.2%
JP Morgan U.S. Government Money Market, Class L, 1.82%	15,989	15,989

Total Cash Equivalent (Cost 15,989)		15,989

Total Investments - 99.8% (Cost $7,440,962)		$7,969,915

Percentages are based on Net Assets of $7,983,561.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of August 31, 2018.

ADR — American Depositary Receipt

Cl — Class

Innovation Shares
NextGen Protocol ETF
Schedule of Investments
August 31, 2018 (Unaudited)

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended August 31, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

INN-QH-001-0200

Innovation Shares

NextGen Vehicles & Technology ETF
Schedule of Investments

August 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%

Australia — 0.5%
Alumina	4,644	$9,673
Mineral Resources	300	3,293
		12,966
Belgium — 0.9%
Umicore	400	22,358

Canada — 2.2%
Endeavour Mining*	172	2,613
First Quantum Minerals	1,116	14,010
Linamar	104	4,577
Magna International	568	30,780
		51,980
Chile — 0.8%
Sociedad Quimica y Minera de Chile ADR	420	17,896

China — 4.1%
Baidu ADR*	432	97,839

France — 7.3%
Airbus	924	114,237
Renault	480	41,439
Valeo	388	17,655
		173,331
Germany — 14.2%
Bertrandt	20	1,923
Continental	328	60,316
Daimler	1,552	100,580
Infineon Technologies	1,844	47,029
MAN	236	25,715
Siemens	788	102,667
		338,230
Hong Kong — 5.0%
BAIC Motor, Cl H	12,000	10,091
Geely Automobile Holdings	16,000	34,002
Great Wall Motor, Cl H	24,000	14,769
Guangzhou Automobile
Group, Cl H	27,200	29,526
MMG*	16,000	8,011
Sinotruk Hong Kong	4,000	5,973
Zijin Mining Group, Cl H	48,000	17,918
		120,290
Italy — 1.3%
STMicroelectronics	1,552	31,953

Japan — 23.6%
Denso	1,200	57,952
Honda Motor	3,200	95,003
Mitsubishi Electric	3,600	48,699
Mitsui Mining & Smelting	100	2,872
Nissan Motor	6,800	63,778
Panasonic	4,000	47,851
Renesas Electronics*	2,800	21,211
Rohm	200	18,091
Sumitomo Chemical	4,000	22,762
Sumitomo Metal Mining	400	12,950
TDK	200	22,528
Toray Industries	2,800	21,052
Toyota Motor	1,600	99,996
Toyota Tsusho	400	13,672
Yaskawa Electric	400	13,455
		561,872
Norway — 0.8%
Norsk Hydro	3,344	18,518

Russia — 0.7%
Yandex, Cl A*	528	16,965

South Korea — 5.8%
Esmo*	140	1,224
Hyundai Mobis	160	32,197
Hyundai Motor	356	39,977
KEC	140	164
Kia Motors	672	19,348
L&F	36	1,564
LS Industrial Systems	48	3,087
PNE Solution*	20	275
Power Logics*	48	200
Samsung Electro-Mechanics	120	17,356
Samsung SDI	112	23,745
Sang-A Frontec, Cl A	20	301
		139,438
Sweden — 0.3%
Saab, Cl B	176	8,147

Switzerland — 3.5%
ABB*	3,520	83,168

Taiwan — 3.1%
Hon Hai Precision Industry	28,000	73,384

United States — 25.4%
Consumer Discretionary—5.8%
Autoliv	144	12,829
Delphi Automotive*	428	37,668
Tesla*	272	82,052
Veoneer*	144	7,191
		139,740

Information Technology—17.2%
Advanced Micro Devices*	1,580	39,769
Alphabet, Cl A*	92	113,326
Intel	2,080	100,734
Marvell Technology Group	820	16,958
NVIDIA	440	123,499
ON Semiconductor*	700	14,938
		409,224
Materials— 2.4%
Albemarle	176	16,811

Innovation Shares

NextGen Vehicles & Technology ETF
Schedule of Investments

August 31, 2018 (Unaudited)

Description	Shares	Fair Value
Eastman Chemical	228	$22,123
FMC	216	18,457
		57,391
Total United States		606,355

Total Common Stock (Cost $2,524,028)		2,374,690

CASH EQUIVALENT — 0.4%
JP Morgan U.S.Government Money Market, Class Institutional, 1.82% (A)	8,496	8,496

Total Cash Equivalent (Cost 8,496)		8,496

Total Investments - 99.9% (Cost $2,532,524)		$2,383,186

Percentages are based on Net Assets of $2,385,651.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of August 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended August 31, 2018, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INN-QH -002-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 26, 2018